Income Taxes - Summary of Loss Before Provision (Benefit) For Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2018	Sep. 07, 2018	Dec. 31, 2020	Dec. 31, 2019
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
U.K.			$ (9,472)	$ (18,613)	$ (26,846)	$ (43,199)
Foreign			(1,547)	3,190	(1,689)	(2,374)
Loss before income taxes	$ (5,585)	$ (9,331)	$ (11,019)	$ (15,423)	$ (28,535)	$ (45,573)